Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Leader Capital Short Term High Yield Bond Fund and Leader Capital High Quality Income Fund

each a Series of Leader Funds Trust

In planning and performing our audit of the restated financial statements of the Leader Capital Short Term High Yield Bond Fund and the Leader Capital High Quality Income Fund (collectively, the “Funds”) as of and for the fiscal year ended July 31, 2024, conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting as a basis for designing audit procedures appropriate in the circumstances. Our audit procedures for this restatement engagement were limited to those areas affected by the valuation error that gave rise to the restatement and were performed for the purpose of expressing opinions on the restated financial statements. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

A deficiency in internal control exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, such that there is a reasonable possibility that a material misstatement of the financial statements will not be prevented or detected on a timely basis.

Our restatement audit was not designed to identify deficiencies in internal control over financial reporting, and therefore would not necessarily identify all deficiencies that might exist. During the restatement audit for the fiscal year ended July 31, 2024, we did not identify any new deficiencies, significant deficiencies, or material weaknesses in internal control over financial reporting.

However, as part of the restatement process, the Funds corrected a valuation error related to a Level 3 investment security that originated during the fiscal year ended July 31, 2024 and resulted in a material misstatement of the previously issued financial statements. This valuation error is consistent with the material weakness in internal control over financial reporting related to investment valuation that we communicated separately in connection with our audit of the July 31, 2024 financial statements. Because this material weakness existed during the fiscal year ended July 31, 2024, it remains relevant to our communication for this restated period.

Our procedures were not performed for the purpose of evaluating whether management has remediated this previously communicated material weakness, and we express no opinion on the current effectiveness of internal control over financial reporting.

This report is intended solely for the information and use of management, the Board of Trustees of the Funds, and the Securities and Exchange Commission, and is not intended to be, and should not be, used by anyone other than these specified parties.

Sincerely,
Sanville & Company, LLC

Huntingdon Valley, Pennsylvania

November 21, 2025